Estimated fair value of financial instruments (Tables)	12 Months Ended
Mar. 31, 2018
Fair Value, by Balance Sheet Grouping

A comparison of the fair values and carrying values of financial instruments is set out below:

	As of
	March 31, 2017										March 31, 2018
			Estimated Fair Value										Estimated Fair Value
	Carrying Value		Level 1		Level 2		Level 3		Total		Carrying Value		Level 1		Level 2		Level 3		Total		Carrying Value		Estimated Fair Value
	(In millions)
Financial Assets:
Cash and cash equivalents	Rs.	430,708.6	Rs.	430,708.6	Rs.	—	Rs.	—	Rs.	430,708.6	Rs.	574,151.0	Rs.	574,151.0	Rs.	—	Rs.	—	Rs.	574,151.0	US$	8,818.2	US$	8,818.2
Term placements		131,069.5		—		130,997.9		—		130,997.9		139,875.9		—		139,818.8		—		139,818.8		2,148.3		2,147.4
Investments held for trading		35,363.7		4.8		35,358.9		—		35,363.7		167,513.9		3,652.4		163,861.5		—		167,513.9		2,572.8		2,572.8
Investments available for sale*		2,110,677.4		8,198.7		2,080,579.6		21,899.1		2,110,677.4		2,222,002.6		4,569.0		2,198,899.0		18,534.6		2,222,002.6		34,126.9		34,126.9
Securities purchased under agreements to resell		50,000.0		—		50,000.0		—		50,000.0		650,018.6		—		650,018.6		—		650,018.6		9,983.4		9,983.4
Loans		5,910,412.8		—		1,791,981.2		4,169,757.8		5,961,739.0		7,263,671.8		—		2,078,100.0		5,218,275.8		7,296,375.8		111,560.0		112,062.3
Accrued interest receivable		67,356.6		—		67,356.6		—		67,356.6		77,894.7		—		77,894.7		—		77,894.7		1,196.4		1,196.4
Other assets		190,567.3		—		189,085.7		—		189,085.7		108,370.1		—		106,771.8		—		106,771.8		1,664.4		1,639.9
Financial Liabilities :
Interest-bearing deposits		5,277,644.0		—		5,316,226.4		—		5,316,226.4		6,693,649.3		—		6,716,360.3		—		6,716,360.3		102,805.2		103,154.1
Non-interest-bearing deposits		1,153,678.9		—		1,153,678.9		—		1,153,678.9		1,190,102.2		—		1,190,102.2		—		1,190,102.2		18,278.3		18,278.3
Securities sold under repurchase agreements		—		—		—		—		—		138,000.0		—		138,000.0		—		138,000.0		2,119.5		2,119.5
Short-term borrowings		322,265.6		—		321,708.0		—		321,708.0		779,201.7		—		779,418.7		—		779,418.7		11,967.5		11,970.8
Accrued interest payable		44,487.6		—		44,487.6		—		44,487.6		65,514.4		—		65,514.4		—		65,514.4		1,006.2		1,006.2
Long-term debt		730,920.7		—		758,454.8		—		758,454.8		932,906.3		—		943,813.5		—		943,813.5		14,328.2		14,495.7
Accrued expenses and other liabilities		449,454.6		—		449,454.6		—		449,454.6		301,871.0		—		301,871.0		—		301,871.0		4,636.3		4,636.3

*	excluding investments carried at cost Rs. 708.4 million (US$10.9 million) (as at March 31, 2017, Rs. 708.2 million)